Marketable Securities and Derivatives - Marketable Securities (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jul. 23, 2020	Jun. 30, 2022	Jun. 30, 2021
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)		$ (2,067)
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”)
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		3,751	$ 7,066
Additions (disposals)			(2,939)
Transfer (to) from investment in associates		(353)	16,314
Unrealized loss on changes in fair value		(2,067)	(16,690)
Ending balance		1,331	3,751
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)		(2,067)	(16,690)
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”) | Radient
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)		(1,900)	(3,000)
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”) | Radient | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		3,010	6,021
Additions (disposals)			0
Transfer (to) from investment in associates		0	0
Unrealized loss on changes in fair value		(1,882)	(3,011)
Ending balance		1,128	3,010
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)		(1,882)	(3,011)
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”) | Cann Group
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer (to) from investment in associates	$ 15,500
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)			(9,500)
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”) | Cann Group | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		0	0
Additions (disposals)			(6,013)
Transfer (to) from investment in associates		0	15,525
Unrealized loss on changes in fair value		0	(9,512)
Ending balance		0	0
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)		0	(9,512)
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”) | Choom | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		741	0
Additions (disposals)			0
Transfer (to) from investment in associates		(642)	789
Unrealized loss on changes in fair value		(99)	(48)
Ending balance		0	741
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)		(99)	(48)
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”) | High Tide | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		0	45
Additions (disposals)			1,284
Transfer (to) from investment in associates		0	0
Unrealized loss on changes in fair value		0	(1,329)
Ending balance		0	0
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)		0	(1,329)
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”) | CTT Pharmaceutical Holdings | Level 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		0	0
Additions (disposals)
Transfer (to) from investment in associates		289
Unrealized loss on changes in fair value		(86)
Ending balance		203	0
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)		(86)	0
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”) | Capcium | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		0	0
Additions (disposals)			1,851
Transfer (to) from investment in associates		0	0
Unrealized loss on changes in fair value		0	(1,851)
Ending balance		0	0
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)		0	(1,851)
Marketable securities designated at fair value through other comprehensive income (“FVTOCI”) | Other immaterial investments | Level 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance		0	1,000
Additions (disposals)			(61)
Transfer (to) from investment in associates		0	0
Unrealized loss on changes in fair value		0	(939)
Ending balance		0	0
Unrealized gain (loss) on marketable securities
OCI unrealized gain (loss)		$ 0	$ (939)